Note K - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 1,800
Operating Loss Carryforwards, Total	$ 629
Effective Income Tax Rate Reconciliation, Percent, Total		34.00%
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2015 2016 2017
State and Local Jurisdiction [Member]
Open Tax Year	2015 2016 2017